LOSS BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Depreciation:
Finance costs	$ 1	¥ 9	¥ 30
Continuing Operation [Member]
Crediting:
Finance income		(1)	(42)
Depreciation:
- Property, plant and equipment		2	2
- Right-of-use assets			356
Expense relating to short-term leases	12	83	97
- Derivative financial liabilities	(261)	(1,875)	(3,862)
Finance costs	$ 1	¥ 9	¥ 30